UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22058

Nuveen Tax-Advantaged Dividend Growth Fund
(Exact name of registrant as specified in charter)
333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)
Kevin J. McCarthy—Vice President and Secretary 333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)
Registrant’s telephone number, including area code:		312-917-7700
Date of fiscal year end:	12/31
Date of reporting period:	3/31/2015

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited) Nuveen Tax-Advantaged Dividend Growth Fund (JTD) March 31, 2015

Shares	Description (1)				Value
	LONG-TERM INVESTMENTS – 141.0% (97.4% of Total Investments)
	COMMON STOCKS – 105.7% (73.0% of Total Investments)
	Aerospace & Defense – 4.8%
32,883	Boeing Company				$ 4,935,081
46,159	Honeywell International Inc.				4,814,845
138,114	Safran SA, ADR, (4)				2,390,063
	Total Aerospace & Defense				12,139,989
	Automobiles – 2.8%
31,575	Daimler AG, Sponsored ADR, (4)				2,952,263
111,087	General Motors Company, (2)				4,165,763
	Total Automobiles				7,118,026
	Banks – 11.9%
35,960	BOC Hong Kong Holdings Limited, Sponsored ADR, (3), (4)				2,564,912
47,211	Cullen/Frost Bankers, Inc.				3,261,336
43,748	HSBC Holdings PLC, Sponsored ADR, (2)				1,863,227
106,188	JPMorgan Chase & Co., (2)				6,432,869
395,000	Mitsubishi UFJ Financial Group Inc., Sponsored ADR				2,456,900
99,459	Swedbank AB, ADR, (4)				2,379,557
48,249	Toronto-Dominion Bank				2,067,470
108,971	Wells Fargo & Company				5,928,022
90,882	Westpac Banking Corporation, ADR, (2)				2,718,281
	Total Banks				29,672,574
	Beverages – 2.5%
63,992	Heineken NV, Sponsored ADR, (4)				2,440,655
38,939	PepsiCo, Inc., (2)				3,723,347
	Total Beverages				6,164,002
	Biotechnology – 0.6%
45,599	Grifols SA, ADR				1,496,103
	Capital Markets – 1.4%
9,842	BlackRock Inc.				3,600,597
	Chemicals – 4.2%
102,980	Linde AG, Sponsored ADR, (4)				2,094,613
24,737	Monsanto Company				2,783,902
30,488	Praxair, Inc.				3,681,121
29,334	Syngenta AG, ADR				1,989,139
	Total Chemicals				10,548,775
	Communications Equipment – 1.5%
53,400	QUALCOMM, Inc.				3,702,756
	Consumer Finance – 1.2%
55,068	Discover Financial Services, (2)				3,103,082
	Containers & Packaging – 2.3%
45,727	Amcor Limited, Sponsored ADR, (4)				1,941,111
49,525	Packaging Corp. of America				3,872,360
	Total Containers & Packaging				5,813,471
	Diversified Telecommunication Services – 2.2%
167,565	AT&T Inc., (2)				5,470,997
	Electric Utilities – 4.4%
70,397	ITC Holdings Corporation, (2)				2,634,960
36,194	NextEra Energy Inc.				3,765,986
167,026	Red Electrica Corporacion SA, ADR, (4)				2,723,359
87,058	Scottish and Southern Energy PLC, Sponsored ADR, (4)				1,936,170
	Total Electric Utilities				11,060,475
	Energy Equipment & Services – 0.6%
48,695	Tenaris SA, ADR, (3)				1,363,460
	Food & Staples Retailing – 2.3%
54,628	CVS Caremark Corporation, (2)				5,638,156
	Food Products – 2.0%
126,375	Groupe Danone, Sponsored ADR, (3), (4)				1,707,326
41,620	McCormick & Company, Incorporated				3,209,318
	Total Food Products				4,916,644
	Health Care Equipment & Supplies – 1.7%
53,537	Medtronic, PLC				4,175,351
	Health Care Providers & Services – 2.4%
50,740	UnitedHealth Group Incorporated, (2)				6,002,035
	Hotels, Restaurants & Leisure – 1.2%
173,394	Compass Group PLC, Sponsored ADR, (4)				3,017,056
	Household Durables – 1.8%
22,605	Whirlpool Corporation				4,567,566
	Household Products – 2.7%
67,569	Colgate-Palmolive Company				4,685,234
126,046	Reckitt and Benckiser, Sponsored ADR, (4)				2,156,647
	Total Household Products				6,841,881
	Industrial Conglomerates – 0.7%
27,069	Jardine Matheson Holdings Limited, ADR, (4)				1,710,761
	Insurance – 4.5%
32,883	Ace Limited				3,666,126
82,934	Marsh & McLennan Companies, Inc., (2)				4,651,768
29,537	Swiss Re AG, Sponsored ADR, (4)				2,861,559
	Total Insurance				11,179,453
	IT Services – 3.6%
41,232	Accenture Limited				3,863,026
76,906	Fidelity National Information Services				5,234,222
	Total IT Services				9,097,248
	Machinery – 0.9%
27,665	Kubota Corporation, Sponsored ADR, (4)				2,189,408
	Media – 3.0%
31,510	Time Warner Cable, Class A				4,722,719
23,759	WPP Group PLC, Sponsored ADR				2,703,061
	Total Media				7,425,780
	Metals & Mining – 0.8%
43,577	BHP Billiton Limited, Sponsored ADR				2,025,023
	Multiline Retail – 1.9%
74,360	Macy’s, Inc.				4,826,708
	Oil, Gas & Consumable Fuels – 6.7%
114,904	BG Group PLC, Sponsored ADR, (3), (4)				1,419,639
43,803	Chevron Corporation, (2)				4,598,439
93,605	Kinder Morgan, Inc., (3)				3,937,026
57,915	Phillips 66				4,552,119
46,221	Total SA, Sponsored ADR				2,295,335
	Total Oil, Gas & Consumable Fuels				16,802,558
	Personal Products – 0.9%
62,082	L’Oreal, ADR, (4)				2,281,514
	Pharmaceuticals – 7.9%
82,171	AbbVie Inc.				4,810,290
58,536	Merck KGaA, ADR, (4)				2,171,978
25,889	Novartis AG, Sponsored ADR				2,552,914
56,473	Novo-Nordisk A/S, Sponsored ADR, (2)				3,015,093
156,865	Pfizer Inc., (3)				5,457,333
33,623	Sanofi-Aventis, ADR				1,662,321
	Total Pharmaceuticals				19,669,929
	Professional Services – 2.8%
97,182	Experian PLC, Sponsored ADR, (4)				1,603,017
119,470	Nielsen Holdings N.V, (2)				5,324,778
	Total Professional Services				6,927,795
	Road & Rail – 1.7%
39,623	Union Pacific Corporation				4,291,567
	Software – 2.8%
129,665	Microsoft Corporation, (2)				5,271,531
24,970	SAP SE, Sponsored ADR				1,802,085
	Total Software				7,073,616
	Specialty Retail – 2.0%
68,669	Lowe’s Companies, Inc., (2)				5,108,287
	Technology Hardware, Storage & Peripherals – 4.3%
61,025	Apple, Inc., (2)				7,593,341
124,174	EMC Corporation				3,173,887
	Total Technology Hardware, Storage & Peripherals				10,767,228
	Textiles, Apparel & Luxury Goods – 1.9%
64,012	VF Corporation				4,820,744
	Tobacco – 1.8%
60,871	Philip Morris International				4,585,412
	Trading Companies & Distributors – 1.1%
124,080	Itochu Corporation, ADR, (4)				2,697,499
	Wireless Telecommunication Services – 1.9%
141,626	KDDI Corporation, ADR, (2), (4)				2,404,809
68,515	Vodafone Group PLC, Sponsored ADR				2,239,070
	Total Wireless Telecommunication Services				4,643,879
	Total Common Stocks (cost $198,263,589)				264,537,405

Shares	Description (1)	Coupon		Ratings (5)	Value
	$25 PAR (OR SIMILAR) RETAIL PREFERRED – 24.3% (16.8% of Total Investments)
	Banks – 4.5%
16,200	Boston Private Financial Holdings Inc.	6.950%		N/R	$ 419,580
4,615	Citigroup Inc.	8.125%		BB+	134,204
17,200	Citigroup Inc.	7.125%		BB+	475,408
15,955	City National Corporation	6.750%		Baa3	464,769
8,700	Cobank Agricultural Credit Bank, 144A, (4)	6.250%		BBB+	889,847
2,209	Cobank Agricultural Credit Bank, (4)	6.125%		BBB+	203,642
32,800	Fifth Third Bancorp.	6.625%		BB+	926,600
15,765	First Naigara Finance Group	8.625%		BB-	434,168
12,602	First Republic Bank of San Francisco	6.200%		BBB-	324,375
32,600	FNB Corporation	7.250%		Ba3	920,624
9,500	HSBC Holdings PLC	8.000%		BBB+	249,185
15,800	Oxford Lane Capital Corporation	8.125%		N/R	399,740
18,010	Oxford Lane Capital Corporation	7.500%		N/R	452,952
5,375	PNC Financial Services	6.125%		BBB-	154,800
9,707	Private Bancorp Incorporated	7.125%		N/R	257,915
26,875	RBS Capital Trust	6.080%		BB-	665,694
54,400	Regions Financial Corporation	6.375%		BB	1,410,048
62,171	U.S. Bancorp.	6.500%		Baa1	1,847,100
21,224	Zions Bancorporation	7.900%		BB-	584,721
	Total Banks				11,215,372
	Capital Markets – 3.2%
6,900	Apollo Investment Corporation	6.875%		BBB	176,847
25,675	Apollo Investment Corporation	6.625%		BBB	653,172
1,510	Arlington Asset Investment Corporation	6.625%		N/R	37,146
25,360	Capitala Finance Corporation	7.125%		N/R	652,766
35,000	Fifth Street Finance Corporation	6.125%		BBB-	878,500
8,100	Gladstone Capital Corporation	6.750%		N/R	207,360
3,700	Gladstone Investment Corporation	7.125%		N/R	95,275
9,655	Hercules Technology Growth Capital Incorporated	7.000%		N/R	245,720
37,300	Hercules Technology Growth Capital Incorporated	6.250%		N/R	938,095
3,100	JMP Group Inc.	7.250%		N/R	79,081
37,900	Ladenburg Thalmann Financial Services Inc.	8.000%		N/R	909,600
12,675	Medley Capital Corporation	6.125%		N/R	320,044
32,400	Morgan Stanley	7.125%		BB	922,428
19,225	MVC Capital Incorporated	7.250%		N/R	483,701
50,906	Solar Capital Limited	6.750%		BBB-	1,268,578
2,472	Triangle Capital Corporation	6.375%		N/R	62,196
	Total Capital Markets				7,930,509
	Consumer Finance – 1.1%
36,550	Capital One Financial Corporation	6.700%		Ba1	974,423
18,225	Discover Financial Services	6.500%		BB-	472,392
7,470	HSBC Finance Corporation	6.360%		BBB-	190,112
22,575	SLM Corporation, Series A	6.970%		B3	1,115,431
	Total Consumer Finance				2,752,358
	Diversified Financial Services – 0.8%
21,300	Ares Capital Corporation	5.875%		BBB	541,446
1,482	KKR Financial Holdings LLC	7.500%		A-	40,429
16,900	KKR Financial Holdings LLC	7.375%		BBB	453,765
28,818	Main Street Capital Corporation	6.125%		N/R	727,655
15,650	PennantPark Investment Corporation	6.250%		BBB-	392,189
	Total Diversified Financial Services				2,155,484
	Diversified Telecommunication Services – 0.0%
4,600	Qwest Corporation	6.875%		BBB-	121,072
	Electric Utilities – 0.3%
35,700	Entergy Arkansas Inc., (4)	6.450%		BB+	896,963
	Food Products – 0.7%
33,400	CHS Inc.	7.100%		N/R	902,134
36,210	CHS Inc.	0.000%		N/R	942,184
	Total Food Products				1,844,318
	Insurance – 3.7%
8,700	Arch Capital Group Limited	6.750%		BBB	237,684
29,600	Argo Group US Inc.	6.500%		BBB-	748,880
14,298	Aspen Insurance Holdings Limited	7.401%		BBB-	373,893
50,000	Aspen Insurance Holdings Limited	7.250%		BBB-	1,325,000
27,300	Axis Capital Holdings Limited	6.875%		BBB	735,462
65,000	Endurance Specialty Holdings Limited	7.500%		BBB-	1,739,400
23,300	Kemper Corporation	7.375%		Ba1	611,625
6,331	Maiden Holdings NA Limited	8.250%		BB	166,885
17,400	Maiden Holdings NA Limited	8.000%		BBB-	463,362
17,943	Maiden Holdings NA Limited	7.750%		BBB-	483,205
31,025	National General Holding Company	7.500%		N/R	780,279
5,850	National General Holding Company	7.500%		N/R	145,782
35,436	Principal Financial Group	6.518%		BBB	896,176
16,575	Reinsurance Group of America Inc.	6.200%		BBB	478,686
	Total Insurance				9,186,319
	Marine – 0.7%
20,300	Costamare Inc.	8.500%		N/R	537,950
23,775	Navios Maritime Holdings Inc.	8.625%		N/R	501,890
19,883	Seaspan Corporation	8.250%		N/R	523,718
11,557	Seaspan Corporation	6.375%		N/R	291,005
	Total Marine				1,854,563
	Multi-Utilities – 0.7%
63,156	DTE Energy Company	6.500%		Baa1	1,683,739
	Oil, Gas, & Consumable Fuels – 0.4%
3,189	Legacy Reserves LP	8.000%		N/R	62,377
4,950	Scorpio Tankers Inc.	7.500%		N/R	123,750
16,203	Scorpio Tankers Inc.	6.750%		N/R	381,581
13,759	Tsakos Energy Navigation Limited	8.875%		N/R	361,862
2,175	Tsakos Energy Navigation Limited	8.000%		N/R	55,658
	Total Oil, Gas, & Consumable Fuels				985,228
	Real Estate Investment Trust – 7.0%
8,400	AG Mortgage Investment Trust	8.250%		N/R	210,672
515	AG Mortgage Investment Trust	8.000%		N/R	12,901
32,755	American Realty Capital Properties Inc.	6.700%		N/R	773,018
38,800	Apartment Investment & Management Company	7.000%		BB-	994,832
19,277	Apollo Commercial Real Estate Finance	8.625%		N/R	510,455
3,558	Apollo Residential Mortgage Inc.	8.000%		N/R	87,705
5,842	Arbor Realty Trust Incorporated	8.500%		N/R	149,555
10,130	Arbor Realty Trust Incorporated	8.250%		N/R	258,822
10,082	Arbor Realty Trust Incorporated	7.375%		N/R	253,159
59,682	Ashford Hospitality Trust Inc.	9.000%		N/R	1,587,541
8,830	Campus Crest Communities	8.000%		N/R	223,664
15,000	Capstead Mortgage Corporation	7.500%		N/R	371,550
4,662	Colony Financial Inc.	0.000%		N/R	124,009
14,000	Colony Financial Inc.	0.000%		N/R	359,940
31,350	DDR Corporation	6.500%		Baa3	800,679
33,600	Digital Realty Trust Inc.	7.375%		Baa3	927,696
72,500	Dupont Fabros Technology	7.875%		Ba2	1,856,725
8,239	First Potomac Realty Trust	7.750%		N/R	210,506
22,075	Inland Real Estate Corporation	8.125%		N/R	577,261
4,900	Inland Real Estate Corporation	6.950%		N/R	124,215
18,700	Invesco Mortgage Capital Inc.	7.750%		N/R	458,150
2,495	Kite Realty Group Trust	8.250%		N/R	64,645
11,469	MFA Financial Inc.	8.000%		N/R	299,112
14,893	MFA Financial Inc.	7.500%		N/R	371,268
22,900	Northstar Realty Finance Corporation	8.875%		N/R	605,018
10,300	Northstar Realty Finance Corporation	8.750%		N/R	271,920
29,300	Northstar Realty Finance Corporation	8.250%		N/R	745,978
36,600	Penn Real Estate Investment Trust	7.375%		N/R	943,914
9,779	Rait Financial Trust	7.750%		N/R	227,166
19,998	Rait Financial Trust	7.625%		N/R	467,753
17,875	Rait Financial Trust	7.125%		N/R	437,938
20,175	Regency Centers Corporation	6.625%		Baa3	530,401
36,749	Resource Capital Corporation	8.625%		N/R	857,722
19,175	Senior Housing Properties Trust	5.625%		BBB-	477,457
3,800	STAG Industrial Inc.	6.625%		BB	97,203
7,250	UMH Properties Inc.	8.250%		N/R	188,064
	Total Real Estate Investment Trust				17,458,614
	Real Estate Management & Development – 0.2%
16,770	Kennedy-Wilson Inc.	7.750%		BB-	436,020
	Specialty Retail – 0.4%
36,800	TravelCenters of America LLC	8.000%		N/R	964,160
	U.S. Agency – 0.2%
4,750	Farm Credit Bank of Texas, 144A, (4)	6.750%		Baa1	494,891
	Wireless Telecommunication Services – 0.4%
36,400	United States Cellular Corporation	7.250%		Ba1	921,648
	Total $25 Par (or similar) Retail Preferred (cost $57,777,021)				60,901,258

Principal
Amount (000)	Description (1)	Coupon	Maturity	Ratings (5)	Value
	CORPORATE BONDS – 4.6% (3.2% of Total Investments)
	Banks – 0.9%
$ 525	Bank of America Corporation	6.250%	3/05/65	BB	$ 534,844
575	JPMorgan Chase & Company	6.750%	12/31/49	BBB-	623,875
975	M&T Bank Corporation	6.450%	12/31/49	BBB-	1,053,000
2,075	Total Banks				2,211,719
	Beverages – 0.2%
450	Cott Beverages USA Inc., 144A	6.750%	1/01/20	B-	465,750
150	Cott Beverages USA Inc., 144A	5.375%	7/01/22	B-	144,563
600	Total Beverages				610,313
	Capital Markets – 0.1%
300	BGC Partners Inc.	5.375%	12/09/19	BBB-	306,000
	Commercial Services & Supplies – 0.3%
450	GFL Environmental Corporation, 144A	7.875%	4/01/20	B	454,500
350	R.R. Donnelley & Sons Company	6.500%	11/15/23	BB-	371,875
800	Total Commercial Services & Supplies				826,375
	Diversified Consumer Services – 0.1%
250	Gibson Brands Inc., 144A	8.875%	8/01/18	B-	250,313
	Diversified Financial Services – 0.3%
375	Jefferies Finance LLC Corporation, 144A	6.875%	4/15/22	B1	348,750
435	Main Street Capital Corp.	4.500%	12/01/19	BBB	446,433
810	Total Diversified Financial Services				795,183
	Diversified Telecommunication Services – 0.3%
685	US West Communications Company	6.875%	9/15/33	BBB-	687,420
	Health Care Providers & Services – 0.2%
415	Kindred Healthcare Inc.	6.375%	4/15/22	B2	418,631
	Independent Power & Renewable Electricity Producers – 0.2%
350	Abengoa Yield PLC, 144A	7.000%	11/15/19	N/R	360,500
	Marine – 0.4%
200	Navios Maritime Acquisition Corporation, 144A	8.125%	11/15/21	B+	201,000
825	Teekay Offshore Partners LP/Teekay Offshore Finance Corporation	6.000%	7/30/19	N/R	746,625
1,025	Total Marine				947,625
	Media – 0.1%
250	Altice S.A, 144A	7.625%	2/15/25	B	250,469
	Oil, Gas & Consumable Fuels – 0.6%
225	Legacy Reserves LP Finance Corporation	6.625%	12/01/21	B	177,750
225	Linn Energy LLC Finance Corporation	7.750%	2/01/21	B1	178,875
175	Memorial Production Partners LP Finance Corporation	7.625%	5/01/21	B-	159,250
950	Seadrill Limited, 144A	6.125%	9/15/17	N/R	802,750
250	Vanguard Natural Resources Finance	7.875%	4/01/20	B	228,750
1,825	Total Oil, Gas & Consumable Fuels				1,547,375
	Real Estate Investment Trust – 0.2%
375	Iron Mountain Inc.	5.750%	8/15/24	B2	379,688
225	Select Income REIT	4.500%	2/01/25	Baa2	225,706
600	Total Real Estate Investment Trust				605,394
	Real Estate Management & Development – 0.3%
770	Forestar USA Real Estate Group Inc., 144A	8.500%	6/01/22	BB-	743,050
25	Kennedy-Wilson Holdings Incorporated	5.875%	4/01/24	BB-	25,062
795	Total Real Estate Management & Development				768,112
	Wireless Telecommunication Services – 0.4%
500	Frontier Communications Corporation	7.625%	4/15/24	BB	520,624
375	Frontier Communications Corporation	6.875%	1/15/25	BB	371,249
875	Total Wireless Telecommunication Services				891,873
$11,655	Total Corporate Bonds (cost $11,446,942)				11,477,302

Principal
Amount (000)/
Shares	Description (1)	Coupon	Maturity	Ratings (5)	Value
	$1,000 PAR (OR SIMILAR) INSTITUTIONAL PREFERRED – 6.4% (4.4% of Total Investments)
	Banks – 3.4%
600	Bank of America Corporation	6.100%	N/A (6)	BB	$ 608,625
375	Bank of America Corporation	6.500%	N/A (6)	BB	396,563
875	Citigroup Inc.	5.800%	N/A (6)	BB+	877,188
800	Citizens Financial Group Inc., 144A	5.500%	N/A (6)	BB+	800,000
575	General Electric Capital Corporation	6.250%	N/A (6)	A+	646,875
1,000	General Electric Capital Corporation	7.125%	N/A (6)	A+	1,173,750
125	JPMorgan Chase & Company	6.100%	N/A (6)	BBB-	128,750
1,000	JPMorgan Chase & Company	7.900%	N/A (6)	BBB-	1,076,250
1,000	PNC Financial Services Inc.	6.750%	N/A (6)	BBB-	1,112,500
900	SunTrust Bank Inc.	5.625%	N/A (6)	BB+	915,750
700	Wells Fargo & Company	5.875%	N/A (6)	BBB	740,390
50	Zions Bancorporation	7.200%	N/A (6)	BB-	53,325
8,000	Total Banks				8,529,966
	Capital Markets – 0.3%
850	Morgan Stanley	5.450%	N/A (6)	BB	856,375
	Consumer Finance – 0.6%
488	Ally Financial Inc., 144A	7.000%	N/A (6)	B	498,446
900	American Express Company	5.200%	N/A (6)	Baa3	913,500
1,388	Total Consumer Finance				1,411,946
	Insurance – 1.8%
895	Liberty Mutual Group, 144A	7.800%	3/07/87	Baa3	1,094,138
1,000	MetLife Inc.	10.750%	8/01/69	BBB	1,679,500
1,000	National Financial Services Inc., (3)	6.750%	5/15/67	Baa2	1,052,500
594	Symetra Financial Corporation, 144A	8.300%	10/15/37	BBB-	614,789
3,489	Total Insurance				4,440,927
	Specialty Retail – 0.3%
758	Swiss Re Capital I, 144A	6.854%	N/A (6)	A	795,900
	Total $1,000 Par (or similar) Institutional Preferred (cost $14,391,058)				16,035,114
	Total Long-Term Investments (cost $281,878,610)				352,951,079

Principal
Amount (000)	Description (1)	Coupon	Maturity		Value
	SHORT-TERM INVESTMENTS – 3.7% (2.6% of Total Investments)
$ 9,410	Repurchase Agreement with Fixed Income Clearing Corporation, dated 3/31/15, repurchase price $9,409,870, collateralized by $9,235,000 U.S. Treasury Notes, 2.375%, due 8/15/24, value $9,604,400	0.000%	4/01/15		$ 9,409,870
	Total Short-Term Investments (cost $9,409,870)				9,409,870
	Total Investments (cost $291,288,480) – 144.7%				362,360,949
	Borrowings – (43.9)% (7), (8)				(110,000,000)
	Other Assets Less Liabilities – (0.8)% (9)				(1,968,172)
	Net Assets Applicable to Common Shares – 100%				$ 250,392,777

Investments in Derivatives as of March 31, 2015

Options Written outstanding:

	Number of		Notional	Expiration	Strike
Option Type	Contracts	Description	Amount (10)	Date	Price	Value
Call	(60)	NASDAQ 100® Index	$ (27,000,000)	4/18/15	$ 4,500	$ (21,600)
Call	(45)	NASDAQ 100® Index	(20,115,000)	4/18/15	4,470	(32,175)
Call	(105)	S&P 500® Index	(22,050,000)	4/18/15	2,100	(85,050)
Call	(200)	S&P 500® Index	(42,200,000)	4/18/15	2,110	(104,000)
	(410)	Total Options Written (premiums received $1,019,064)	$ (111,365,000)			$ (242,825)

Interest Rate Swaps:

		Fund			Fixed Rate			Unrealized
	Notional	Pay/Receive		Fixed Rate	Payment	Effective	Termination	Appreciation
Counterparty	Amount	Floating Rate	Floating Rate Index	(Annualized)	Frequency	Date (11)	Date	(Depreciation)
JPMorgan	$ 27,625,000	Receive	1-Month USD-LIBOR-BBA	1.462%	Monthly	12/01/15	12/01/20	$(288,153)
JPMorgan	27,625,000	Receive	1-Month USD-LIBOR-BBA	1.842	Monthly	12/01/15	12/01/22	(533,509)
	$ 55,250,000							$(821,662)

Fair Value Measurements

Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The inputs or methodologies used for valuing securities are not an indication of the risks associated with investing in those securities. The following is a summary of the Fund’s fair value measurements as of the end of the reporting period:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Common Stocks	$ 216,893,489	$ 47,643,916	$ –	$ 264,537,405
$25 Par (or similar) Retail Preferred	58,415,915	2,485,343	–	60,901,258
Corporate Bonds	–	11,477,302	–	11,477,302
$1,000 Par (or similar) Institutional Preferred	–	16,035,114	–	16,035,114
Short-Term Investments:
Repurchase Agreements	–	9,409,870	–	9,409,870
Investments in Derivatives:
Options Written	(242,825)	–	–	(242,825)
Interest Rate Swaps*	–	(821,662)	–	(821,662)
Total	$ 275,066,579	$ 86,229,883	$ –	$ 361,296,462
* Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to recognition of premium amortization and timing differences in recognizing certain gains and losses on investment transactions. To the extent that differences arise that are permanent in nature, such amounts are reclassified within the capital accounts on the Statement of Assets and Liabilities presented in the annual report, based on their federal tax basis treatment; temporary differences do not require reclassification. Temporary and permanent differences do not impact the net asset value of the Fund.

As of March 31, 2015, the cost of investments (excluding investments in derivatives) was $292,174,336.
Gross unrealized appreciation and gross unrealized depreciation of investments (excluding investments in derivatives) as of March 31, 2015, were as follows:

Gross unrealized:
Appreciation				$ 76,587,321
Depreciation				(6,400,708)

Net unrealized appreciation (depreciation) of investments				$ 70,186,613

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(2)	Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in derivatives.
(3)	Investment, or portion of investment, is out on loan. The total value of investments out on loan as of the end of the reporting period was $1,430,600.
(4)	For fair value measurement disclosure purposes, investment classified as Level 2.
(5)

Ratings: Using the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(6)	Perpetual security. Maturity date is not applicable.
(7)	Borrowings as a percentage of Total Investments is 30.4%.
(8)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives) in the Portfolio of Investments as collateral for Borrowings. As of the end of the reporting period, investments with a value of $231,466,507 have been pledged as collateral for Borrowings.

(9)

Other Assets Less Liabilities includes the Value and the Unrealized Appreciation (Depreciation) of derivative instruments as listed within Investments in Derivatives as of the end of the reporting period.

(10)	For disclosure purposes, Notional Amount is calculated by multiplying the Number of Contracts by the Strike Price by 100.
(11)	Effective date represents the date on which both the Fund and Counterparty commence interest payment accruals on each contract.
N/A	Not applicable.
144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt.
USD-LIBOR-BBA	United States Dollar - London Inter-Bank Offered Rate - British Bankers’ Association.

Item 2. Controls and Procedures.

a.              The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).

b.              There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Nuveen Tax-Advantaged Dividend Growth Fund

By (Signature and Title)	/s/ Kevin J. McCarthy
Kevin J. McCarthy
Vice President and Secretary

Date: May 29, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Gifford R. Zimmerman
Gifford R. Zimmerman
Chief Administrative Officer (principal executive officer)

Date: May 29, 2015

By (Signature and Title)	/s/ Stephen D. Foy
Stephen D. Foy
Vice President and Controller (principal financial officer)

Date: May 29, 2015